FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:      VIKING MUTUAL FUNDS
		CENTRAL INDEX KEY:			0001082744
		STATE OF INCORPORATION:		DE
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		497
		SEC ACT:		1933 Act
		SEC FILE NUMBER:	333-77993
		FILM NUMBER:		04689984

	BUSINESS ADDRESS:
		STREET 1:		116 1st St SW Suite C
		CITY:			MINOT
		STATE:			ND
		ZIP:			58701
		BUSINESS PHONE:		7018521264

	MAIL ADDRESS:
		STREET 1:		116 1st St SW Suite C
		CITY:			MINOT
		STATE:			ND
		ZIP:			58701





                             VIKING MUTUAL FUNDS


                Supplement to the Prospectus dated April 30, 2007


The fee and expense information for the Viking Large-Cap Value Fund on page 20 is replaced in its entirety with the following:

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the Your Account section of this prospectus.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of offering price)		5.25%

Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)			1.50%1

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions					       None

Redemption Fee (as a percentage of amount redeemed,
    if applicable)						       None

Exchange Fee							       None

Annual Fund operating expenses: Expenses that are deducted from Fund assets.

Management Fees						      0.70%
Distribution (12b-1) Fees					0.25%
Other Expenses						      0.68%
Acquired Fund Fees and Expenses				0.01%
Total Annual Fund Operating Expenses			1.64%

Less Expense Reimbursement2			           (0.44%)

Net Expenses							1.20%

 1) Investments for which the initial sales charge was waived and your investment representative was paid a commission will be subject to a limited contingent deferred sales charge of 1.50% for redemptions within 1 year of purchase(See page 32).

  2) The Funds investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Funds total operating expenses during this period will not exceed 1.20% of its average net assets on an annual basis. This contractual waiver may not be altered by the investment manager during the stated period.

EXAMPLE

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and Net Annual Fund Operating Expenses remaining the same each year. The example is hypothetical; actual Fund expenses and return vary from year to year.

Fees and expenses after:

1 Year				$642

3 Years			      $940

5 Years			    $1,317

10 Years			    $2,441


*The contractual waiver and reimbursement arrangement with the investment manager, if not extended, will terminate on August 1, 2009. Accordingly the 3, 5 and 10 Year examples reflect the waiver only for the first two years.




The fee and expense information for the Viking Small-Cap Value Fund on page 26 is replaced in its entirety with the following:

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the Your Account section of this prospectus.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of offering price)		5.25%

Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)			1.50%1

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions					       None

Redemption Fee (as a percentage of amount redeemed,
    if applicable)						       None

Exchange Fee							       None



Annual Fund operating expenses: Expenses that are deducted from Fund assets.

Management Fees						      1.00%
Distribution (12b-1) Fees					0.25%
Other Expenses						      0.83%
Acquired Fund Fees and Expenses				0.02%
Total Annual Fund Operating Expenses2			2.10%

Less Expense Reimbursement			           (0.60%)

Net Expenses							1.50%



1) Investments for which the initial sales charge was waived and your investment representative was paid a commission will be subject to a limited contingent deferred sales charge of 1.50% for redemptions within 1 year of purchase(See page 32).

2) The Funds investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Funds total operating expenses during this period will not exceed 1.50% of its average net assets on an annual basis. This contractual waiver may not be altered by the investment manager during the stated period.


EXAMPLE

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and Net Annual Fund Operating Expenses remaining the same each year. The example is hypothetical; actual Fund expenses and returns vary from year to year.

Fees and expenses after:

1 Year			           $671

3 Years		                $1,048

5 Years		                $1,532

10 Years  		                $2,971


*The contractual waiver and reimbursement arrangement with the investment manager, if not extended, will terminate on August 1, 2009. Accordingly the 3, 5 and 10 Year examples reflect the waiver only for the first two years.

The Limited Contingent Deferred Sales-Charge information on page 32 is replaced in its entirety with the following:
Limited Contingent Deferred Sales Charge. Certain investors that purchase Fund shares without a sales charge will have to pay a limited contingent deferred sales charge of 1.50% if they redeem those shares within one year of purchase. Your investment will be subject to this contingent deferred sales charge if:
* You purchased $1 million or more of Fund shares and the Fund's
* distributor paid your investment representative a commission;
* You purchased Fund shares subject to a sales charge waiver,
* and the Fund's distributor paid your investment representative
* a commission.
In the case of a partial redemption, the contingent deferred sales charge is calculated as if any shares not subject to the charge are redeemed first and shares subject to the contingent deferred sales charge are then redeemed in the order purchased.
The limited contingent deferred sales charge only applies if you redeem these shares within the first year of purchase. The sales charge will be applied as a percentage of the initial purchase amount or the amount of redemption proceeds, whichever is less.

The Distribution and Service (12b-1) Fees information on page 32 is replaced in its entirety with the following:
Distribution and Service (12b-1) Fees. The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Funds to pay distribution and other fees of up to 0.25% of average daily net assets per year to those who sell and distribute shares and provide other services to shareholders. Because these fees are paid on an on-going basis, over time these fees will increase the cost of your investment.

The following Sub-Accounting Fee Information has been added to page 32:

Sub-Accounting Fee. The Funds administrator may pay certain financial institutions a sub-accounting fee for administration of omnibus accounts. Any such payments would be paid by Viking Fund Management and would not be an expense of the Funds.

The Dealer Compensation Information for Viking Mutual Funds on page 39 is replaced in its entirety with the following:

TAX-FREE FUNDS

Commission(%)
Investment under $50,000				3.00%
$50,000 but under $100,000				2.75%
$100,000 but under $250,000				2.50%
$250,000 but under $500,000				2.00%
$500,000 but under $1,000,000			      1.50%
$1,000,000 or more					0.75%
12b-1 fee to dealer					0.25%

LARGE-CAP and SMALL-CAP VALUE FUNDS

Commission(%)
Investment under $50,000				4.50%
$50,000 but under $100,000				3.75%
$100,000 but under $250,000				3.00%
$250,000 but under $500,000				2.25%
$500,000 but under $1,000,000			      1.50%
$1,000,000 or more					1.00%
12b-1 fee to dealer					0.25%

This supplement should be retained with your Prospectus for future reference.

	This supplement is effective December 5, 2007.